Unconsolidated Structured Entity_The Nature Purpose and Activities of the Unconsolidated Structured Entities and How the Structured Entities are Financed(Details)	12 Months Ended
Dec. 31, 2020
Structured financing
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Purpose	Granting PF loans to SOC and real estate Granting loans to ships/aircrafts SPC
Activity	Construction of SOC and real estate Building ships, construction and purchase of aircrafts
Method of Financing	Loan commitments through credit line, providing credit line and investment agreements
Investment funds
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Purpose	Investment in beneficiary certificates Investment in PEF and partnerships
Activity	Management of fund assets Payment of fund fees and allocation of fund profits
Method of Financing	Sales of beneficiary certificate instruments Investment from general partners and limited partners
Trusts
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Purpose	Management of financial trusts; -Development trust -General unspecified money trust - Trust whose principal is not guaranteed -Other trusts
Activity	Management of trusted financial assets Payment of trust fees and allocation of trust profits.
Method of Financing	Sales of trusted financial assets
Asset-backed securitization
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Purpose	Early cash generation through transfer of securitized assets Fees earned through services to SPC, such as providing lines of credit and ABCP purchase commitments
Activity	Fulfillment of asset-backed securitization plan Purchase and collection of securitized assets Issuance and repayment of ABS and ABCP
Method of Financing	Issuance of ABS and ABCP based on securitized assets